CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933, the undersigned hereby certifies as follows:

1. This filing is made on behalf of the ICON Funds (the "Registrant"). Registrant's 1933 Act File No. is 333-14927 and Registrant's 1940 Act File No. is 811-7883.

2. There are no changes to the Registrant's Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 18 ("PEA No. 18") on January 27, 2004, pursuant to Rule 485(b) under the 1933 Act for the following ICON Funds:

           ICON Asia-Pacific Region Fund
           ICON Bond Fund
           ICON Consumer Discretionary Fund
           ICON Core Equity Fund
           ICON Covered Call Fund
           ICON Energy Fund
           ICON Equity Income Fund
           ICON Europe Fund
           ICON Financial Fund
           ICON Healthcare Fund
           ICON Industrials Fund
           ICON Information Technology Fund
           ICON International Equity Fund
           ICON Leisure and Consumer Staples Fund
           ICON Long/Short Fund
           ICON Materials Fund
           ICON Short-Term Fixed Income Fund
           ICON Telecommunication & Utilities Fund

3.   The text of PEA No. 18 has been filed electronically.

DATED:  February 2, 2004

                                         ICON FUNDS
                                         On behalf of the Funds


                                         By: /s/ Andra C. Ozols
                                             Andra C. Ozols
                                             Secretary